Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale, Amortized Cost
Due in one year or less	$ 1,875,288
Due after one year through five years	91,948,838
Due after five years through ten years	32,801,788
Due after ten years	78,330,873
Total Amortized Cost	464,699,289	$ 516,006,296
Available-for-sale, Estimated Fair Value
Due in one year or less	1,877,665
Due after one year through five years	89,121,194
Due after five years through ten years	31,718,293
Due after ten years	74,655,149
Total Fair Value	444,746,454	$ 505,046,377
Residential Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	187,776,954
Available-for-sale, Estimated Fair Value
Total Fair Value	179,235,806
Commercial Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	71,965,548
Available-for-sale, Estimated Fair Value
Total Fair Value	$ 68,138,347